Note 10 - Equity: Options: Schedule of Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Grant Date Intrinsic Value (Tables)	3 Months Ended
Mar. 31, 2015
Tables/Schedules
Schedule of Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Grant Date Intrinsic Value

	Options Outstanding				Options Exercisable
Exercise Prices	Options Outstanding	Weighted Average Exercise Price	Aggregate Intrinsic Value**	Weighted Average Remaining Contractual Life (years)*	Options Outstanding	Weighted Average Exercise Price	Aggregate Intrinsic Value**	Weighted Average Remaining Contractual Life (years)*

$0.70	250,000	$0.70	$nil	1.65	250,000	$0.70	$nil	1.65
$0.17	6,750,000	$0.17	$330,075	4.72	5,250,000	$0.17	$256,725	4.72
Totals	7,000,000	$0.19	$330,075	4.58	5,500,000	$0.19	$256,725	4.58